Investment in Unconsolidated Entity (Investment in Unconsolidated Entity) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			49 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total investment	$ 51	$ 299	$ 647	$ 667	$ 984
Carrying value of the investment in OpenKey (in thousands)	2,801		2,829	4,489		$ 2,801
Equity in earnings (loss) of unconsolidated entity	(79)	(1,063)	(2,307)	867	(5,866)
OpenKey
Schedule of Equity Method Investments [Line Items]
Total investment			647	667	983	4,700
Carrying value of the investment in OpenKey (in thousands)	$ 2,801		$ 2,829	$ 2,593		$ 2,801
Ownership percentage	17.10%		17.00%	16.30%		17.10%
Equity in earnings (loss) of unconsolidated entity	$ (79)	$ (116)	$ (411)	$ (592)	$ (481)